Loans from a Third Party	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Loans from a Third Party [Abstract]
LOANS FROM A THIRD PARTY

8. LOANS FROM A THIRD PARTY

As of June 30, 2025 and December 31, 2024, loans from a third party consisted of the principal and legal fees for the loans from Tianjin Yizhong Jinshajiang Equity Investment Fund Partnership (“Yizhong”). In 2016 and 2017, Tianqi Group entered into two convertible debt agreements with Yizhong. According to the agreements, Yizhong provided loans of US$18.0 million (RMB115.0 million) to the Group. The interest rate for the loans were 8% interest rate per annum, and Yizhong could convert the principal without accrued interest into equity interest of Tianqi Group within one year from the date of signing the agreements. Yizhong didn’t exercise the conversion right in 2017 and 2018, and the Group should repay the principal and the accrued interests to Yizhong. In 2021, Yizhong filed against the Group to claim for the repayment of the accrued interests, legal fees and other fees related to the lawsuit.

In 2022, Yizhong and the Group reached an instalment plan which allowed the Group to repay the outstanding obligations totaling US$21.7 million (RMB157.4 million) through August 2022 to December 2023. Considering the Group was experiencing financial difficulties and the instalment plan was offering a concession to the Group, therefore, the Group accounted for the instalment plan as a trouble debt restructuring involving a modification of debt terms. The difference of US$0.7 million (RMB 4.4 million) between the carrying value and the future undiscounted cash flow under the instalment plan was recognized in other income (expense), net in 2022.

Tianqi Group executed the instalment plan and repaid the accrued interests and part of the legal fees in the amount of US$6.1 million (RMB 41.4 million) for the year ended December 31, 2022. During 2023, Tianqi Group repaid in the amount of US$7.9 million (RMB56.0 million) according to the instalment plan, leaving a total of US$8.5 million (RMB60.0 million) in debt obligations to Yizhong outstanding. Accordingly, the Group accrued default interests of US$1.7 million and US$3.6 million as interest expense, net in 2024 and 2023. For the six months ended June 30, 2025, interest expense of US$0.9 million was accrued. As of the issuance date of the unaudited condensed consolidated financial statements, the outstanding balance remains US$14.6 million.

Pursuant to the supplemental settlement agreement dated August 8, 2025, a third-party guarantor provided a joint and several liability guarantee for the Group’s repayment obligations under the instalment plan to Yizhong.

12. LOANS FROM A THIRD PARTY

As of December 31, 2024 and 2023, loans from a third party consisted of the principal and legal fees for the loans from Tianjin Yizhong Jinshajiang Equity Investment Fund Partnership (“Yizhong”). In 2016 and 2017, Tianqi Group entered into two convertible debt agreements with Yizhong. According to the agreements, Yizhong provided loans of US$18.0 million (RMB115.0 million) to the Group. The interest rate for the loans were 8% interest rate per annum, and Yizhong could convert the principal without accrued interest into equity interest of Tianqi Group within one year from the date of signing the agreements. Yizhong didn’t exercise the conversion right in 2017 and 2018, and the Group should repay the principal and the accrued interests to Yizhong. In 2021, Yizhong filed against the Group to claim for the repayment of the accrued interests, legal fees and other fees related to the lawsuit.

In 2022, Yizhong and the Group agreed to an instalment plan, which allowed the Group to repay the outstanding obligations totalling US$21.7 million (RMB157.4 million) through August 2022 to December 2023. Considering the Group was experiencing financial difficulties and the instalment plan was offering a concession to the Group, therefore, the Group accounted for the instalment plan as a trouble debt restructuring involving a modification of debt terms. The difference of US$0.7 million (RMB 4.4 million) between the carrying value and the future undiscounted cash flow under the instalment plan was recognized in other income (expense), net in 2022.

Tianqi Group executed the instalment plan and repaid the accrued interests and part of the legal fees in the amount of US$6.1 million (RMB 41.4 million) for the year ended December 31, 2022. During 2023, Tianqi Group repaid in the amount of US$7.9 million (RMB56.0 million) according to the instalment plan, leaving a total of US$8.5 million (RMB60.0 million) in debt obligations to Yizhong outstanding. Accordingly, the Group accrued default interests of US$1.7 million and US$3.6 million as interest expense, net in 2024 and 2023. As of the issuance date of the consolidated financial statements, the outstanding balance remains US$13.4 million.